BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

Cyalume Specialty Products, Inc.

In 2011, Cyalume created a new, wholly owned subsidiary (Cyalume Specialty Products, Inc., or “CSP”) that, on August 31, 2011, entered into an Asset Purchase Agreement (“APA”) with JFC Technologies, LLC (“JFC”) and the stockholders of JFC. Pursuant to the APA, effective September 1, 2011, CSP acquired from JFC substantially all of its business assets and a portion of its liabilities for cash and 712,771 shares of Cyalume common stock plus other consideration that is contingent on future financial performance of CSP. In connection with entering into the APA, we entered into a registration rights agreement with the former stockholders of JFC pursuant to which we are required to file a registration statement by May 1, 2012 with the Securities and Exchange Commission registering these shares for resale. We will not incur any obligation to the former stockholders of JFC if these shares are not registered by May 1, 2012.

JFC was a leading researcher, developer and manufacturer of specialty chemicals with operations in Bound Brook, New Jersey. CSP’s acquisition of JFC’s business assets and liabilities is expected to augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

The purchase price consisted of (in thousands):

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$2,500		$200	$2,300
712,771 shares of Cyalume common stock, at fair value	2,500
Contingent consideration, at fair value	1,573	(1)
Total consideration	$6,573

(1)	The contingent consideration liability has increased to $1,632,000 as of December 31, 2011.

The contingent consideration ranges from $0 to $7 million and is based on the financial performance of the acquired business during the combined calendar years 2012 and 2013, to be paid after calendar year 2013 when CSP’s financial performance is known. These payments, if any, will consist of a minimum of 30% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 30% at our discretion. Up to $5 million of the contingent payment is based on CSP achieving the following average earnings before interest, taxes, depreciation and amortization (“EBITDA”) thresholds for the calendar years ending December 31, 2012 and 2013:

Average 2012 and 2013 EBITDA Thresholds	Contingent Payment
$1,300,000 +	$5,000,000
$1,100,000 - $1,299,999	$3,000,000 - $4,900,000
$1,000,000 - $1,099,999	$2,200,000 - $2,920,000
$900,000 - $999,999	$1,500,000 - $2,130,000
$800,000 - $899,999	$800,000 - $1,430,000
$700,000 – 799,999	$400,000 - $790,000

An additional payment of $2,000,000 is contingent upon CSP achieving average EBITDA of $1,800,000 for calendar years ending December 31, 2012 and 2013.

See Note 23 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

The preliminary allocation of the fair value of the assets acquired and liabilities assumed are as follows (all amounts in thousands):

Cash	$200
Restricted cash (1)	750
Accounts receivable (2)	359
Inventories	1,015
Other current assets	1
Property, plant and equipment	1,062
Patents	50
Customer backlog	140
Customer relationships	920
Non-compete agreements	160
Goodwill (3)	2,978
Total assets	7,635

Accounts payable	130
Accrued expenses	122
Customer prepayments	4
Line of credit (1)	750
Deferred tax liability	56
Total liabilities	1,062
Net assets	$6,573

(1)	The $750,000 line of credit, which is payable to one of the sellers, is secured by the $750,000 of restricted cash. The line of credit accrues interest at an annual rate of 2%, calculated quarterly, and this interest is added to the principal amount outstanding on the line of credit. If CSP’s net working capital, as defined in the APA, does not exceed certain amounts and other restrictions are not met, CSP may use all or a portion of the restricted cash for its general business purposes. The amount of restricted cash that CSP may use is determined as of the last day of every calendar-year quarter. On any such quarter end, the line of credit must be repaid by the amount CSP’s working capital, as defined in the APA, is greater than $1.5 million. Additionally, any remaining restricted cash balance in excess of $375,000 as of December 31, 2012 must be used to repay the line of credit. As of December 31, 2013, any remaining restricted cash balance must be repaid to the seller and the line of credit and accrued interest thereon must be repaid.

(2)	The gross contractual accounts receivable is $359,000, which equals the accounts receivables’ fair value of $359,000 since the contractual accounts receivable are expected to be collected.

(3)	Goodwill of $3.1 million is expected to be deductible for tax purposes. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2011. Goodwill resulted from this transaction because we believe the acquisition of JFC’s business assets and liabilities will augment our research, development and production capabilities. These operations offer a wide range of services that will accelerate the development and deployment of new chemical-light products by CTI and CTSAS and provide additional sources of revenues and business opportunities. We also believe that vertically integrating the chemical manufacturing process at a United States-based facility will allow us to more effectively manage our supply chain.

CSP’s revenues and net loss are included in our consolidated statements of income and total $1,933,000 and $44,000 since we acquired CSP.

Combat Training Solutions, Inc.

On December 22, 2011, CTI entered into a Stock Purchase Agreement (“SPA”) with Combat Training Solutions, Inc. (“CTS”) and the sole stockholder of CTS. CTS, based in Colorado Springs, Colorado, provides customers with realistic training simulation devices and their associated consumables. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises. Pursuant to the SPA, CTI purchased all of the issued and outstanding capital stock of CTS.

In a related transaction on December 22, 2011, Cyalume Realty, Inc. (“CRI”), a subsidiary of CTI, purchased a piece of land located in Colorado Springs, Colorado.

The consideration consisted of:

	Consideration		Cash Acquired	Cash Paid, Net of Cash Acquired
Cash	$250		$22	$228
133,584 shares of Cyalume common stock, at fair value	500
Note payable	250	(1)
Contingent consideration, at fair value	2,067	(2)
Total consideration	$3,067

(1)	The note is payable in full to the seller of CTS on April 5, 2012 at 0% interest.
(2)	The contingent consideration liability is still $2,067,000 as of December 31, 2011

The contingent consideration ranges from $0 to $5.75 million and is based on the financial performance of the acquired business during the combined calendar years 2012 and 2013, to be paid after calendar year 2013 when CTS’ financial performance is known. Up to $5.5 million of the contingent payment is based on CTS achieving the following cumulative gross margin thresholds during the calendar years ending December 31, 2012 and 2013:

Cumulative 2012 and 2013 Gross Margin Thresholds	Contingent Payment (1)
$8,500,000 +	$5,500,000
$8,000,000 – $8,499,999	$5,000,000 - $5,425,000
$7,500,000 - $7,999,999	$4,250,000 - $4,925,000
$7,000,000 - $7,499,999	$3,500,000 - $4,175,000
$6,500,000 - $6,999,999	$2,750,000 - $3,425,000
$6,000,000 - $6,499,999	$2,000,000 - $2,675,000

(1)	These payments, if any, will consist of a minimum of 40% cash and the remainder paid in Cyalume common stock. The cash-portion of the payment can be greater than 40% at our discretion.

An additional payment of $250,000 in Cyalume common stock is contingent upon CTS achieving cumulative gross margin of $6,000,000 during calendar years ending December 31, 2012 and 2013.

See Note 23 for a description of how we estimate the fair value of this contingent consideration on a recurring basis.

The preliminary allocation of the fair value of the assets acquired and liabilities assumed are as follows (all amounts in thousands):

Cash	$22
Accounts receivable (1)	112
Inventories	529
Property, plant and equipment	842
Patents	410
Trade Names / Trademarks	90
Customer relationships	840
Non-compete agreements	140
Goodwill (2)	1,107
Total assets	4,092
Accounts payable	102
Accrued expenses	181
Deferred tax liability	742
Total liabilities	1,025
Net assets	$3,067

(1)	The gross contractual accounts receivable is $122,000, which is greater than the accounts receivables’ fair value of $112,000 due to $10,000 of contractual accounts receivable not expected to be collected.

(2)	Goodwill acquired is not expected to be deductible for tax purposes since CTS’ stock was acquired. The amount of goodwill recorded under U.S. GAAP has not changed from the acquisition date through December 31, 2011. Goodwill resulted from this transaction because we believe CTS augments our position in the non-explosive training and ammunition market and will allow us to develop new products with training and tactical applications.

CTS’ revenues and net loss are included in our consolidated statements of income and total $0 and $42,000 since we acquired CTS.

Pro Forma Information (unaudited)

The following unaudited pro forma financial summary is presented as if the acquisitions of CSP and CTS were completed as of January 1, 2010. The pro forma combined results are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated on that date, or of the future operations of the combined entities. The pro forma results for net income include adjustments for depreciation, intangible asset amortization, inventory step-up amortization and rent expense. The pro forma weighted average shares used to compute net income per common share (basic and diluted) differ from the weighted average shares used in the consolidated statements of income in order to reflect the 712,771 shares of Cyalume common stock issued for to acquire CSP and the 133,584 shares of Cyalume common stock issued for to acquire CTS as being issued on January 1, 2010.

	Twelve Months Ended December 31,
	2011	2010
Revenues (in thousands)	$42,594	$47,639
Net income (in thousands)	$1,496	$2,707
Net income per common share:
Basic	$.08	$.17
Diluted	$.08	$.15
Weighted average shares used to compute net income per common share:
Basic	17,757,458	16,329,598
Diluted	19,316,993	17,652,630

The nature and amount of pro forma adjustments directly attributable to the business combinations are as follows (in thousands):

	Twelve Months Ended December 31,
	2011	2010
Revenues, as reported (in thousands)	$34,703	$38,024
Pro forma adjustments:
CTS and CSP revenues prior to acquisition by Cyalume	7,891	9,615
Pro forma revenues	42,594	47,639

Net income, as reported (in thousands)	$327	$2,613
Pro forma adjustments:
CTS and CSP net income prior to acquisition by Cyalume	1,055	1,034
Effect of activities/assets/liabilities not acquired by Cyalume	365	(362)
Expensing of acquisition-date inventory fair value adjustment into cost of goods sold	73	(338)
Depreciation of property, plant and equipment acquired	(72)	244
Amortization of intangible assets acquired	(252)	(484)
Pro forma net income	$1,496	$2,707